SEGMENTED INFORMATION (Details 3) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Plant, Equipment And Mining Properties - Mexico	$ 95,193	$ 53,400
Plant, Equipment And Mining Properties - Canada	373	401
Total Plant, Equipment And Mining Properties	$ 95,566	$ 53,801